Fair Value (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value (Textuals) [Abstract]
Additions to MSRs	$ 173	$ 330	$ 628
Reduction due to loan payments or sales	(143)	(179)	(113)
Changes in valuation model inputs or assumptions affecting MSRs	(314)	(79)	172
Call options in equity securities	(72)	(62)
Call options in fixed maturity securities	2	5
Transfers between Levels 1 and 2	not significant	not significant
Non Recurring [Member] | Other limited partnership interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unfunded commitment for investments	4	34
Non Recurring [Member] | Real estate joint ventures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unfunded commitment for investments	0	6
Fixed maturity securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers Into Level 3	599	1,700
Transfers Out of Level 3	(6,700)	(1,700)
Fixed maturity securities [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		5,400
Equity Securities [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		68
Trading and Other Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements			(108)
Trading and Other Securities [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		582
Short-term Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		842	(51)
Transfers Into Level 3	0	0
Transfers Out of Level 3	(1)	0
Short-term Investments [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		216
Separate account assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		242	478
Transfers Into Level 3	19	46
Transfers Out of Level 3	(257)	(234)
Separate account assets [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		244
Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements			97
Transfers Out of Level 3	(75)
Derivatives [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		(10)
Net Embedded Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		(422)	(143)
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Net Embedded Derivatives [Member] | American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases, Sales, Issuances and Settlements		$ (116)